Securities - Summary of Profit or Loss Recognized on FVOCI Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Total	$ 34	$ (35)
Total			$ 143
IFRS9 [member]
Disclosure of financial assets [line items]
Realized gains	40	56
Realized losses	(2)	(13)
Provision for credit losses on debt securities	(3)	(78)
Total	$ 35	$ (35)
IAS 39 [member]
Disclosure of financial assets [line items]
Realized gains			178
Realized losses			(25)
Impairment write-downs Equity securities			(10)
Total			$ 143